Offerings	Oct. 31, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Bristol-Myers Squibb Company
Fee Rate	0.01381%
Offering Note

(1)	(a) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Bristol-Myers Squibb Company and BMS Ireland Capital Funding Designated Activity Company (the ''Registrants'') are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a ''pay as you go'' basis. The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(b) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
(c) The amount registered, proposed maximum offering price per unit and the maximum aggregate offering price are not specified as to each class of securities to be registered, pursuant to General Instruction II.E. of Form S-3.
(d) The amount registered, proposed maximum offering price per unit and the maximum aggregate offering price are exclusive of accrued interest and accumulated dividends, if any.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note

(1)	(a) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Bristol-Myers Squibb Company and BMS Ireland Capital Funding Designated Activity Company (the ''Registrants'') are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a ''pay as you go'' basis. The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(b) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
(c) The amount registered, proposed maximum offering price per unit and the maximum aggregate offering price are not specified as to each class of securities to be registered, pursuant to General Instruction II.E. of Form S-3.
(d) The amount registered, proposed maximum offering price per unit and the maximum aggregate offering price are exclusive of accrued interest and accumulated dividends, if any.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Offering Note

(1)	(a) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Bristol-Myers Squibb Company and BMS Ireland Capital Funding Designated Activity Company (the ''Registrants'') are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a ''pay as you go'' basis. The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(b) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
(c) The amount registered, proposed maximum offering price per unit and the maximum aggregate offering price are not specified as to each class of securities to be registered, pursuant to General Instruction II.E. of Form S-3.
(d) The amount registered, proposed maximum offering price per unit and the maximum aggregate offering price are exclusive of accrued interest and accumulated dividends, if any.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note

(1)	(a) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Bristol-Myers Squibb Company and BMS Ireland Capital Funding Designated Activity Company (the ''Registrants'') are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a ''pay as you go'' basis. The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(b) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
(c) The amount registered, proposed maximum offering price per unit and the maximum aggregate offering price are not specified as to each class of securities to be registered, pursuant to General Instruction II.E. of Form S-3.
(d) The amount registered, proposed maximum offering price per unit and the maximum aggregate offering price are exclusive of accrued interest and accumulated dividends, if any.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note

(2)	See note 1. Warrants to purchase the above-referenced securities may be offered and sold separately or together with other securities.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of BMS Ireland Capital Funding Designated Activity Company
Fee Rate	0.01381%
Offering Note

(1)	(a) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Bristol-Myers Squibb Company and BMS Ireland Capital Funding Designated Activity Company (the ''Registrants'') are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a ''pay as you go'' basis. The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(b) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
(c) The amount registered, proposed maximum offering price per unit and the maximum aggregate offering price are not specified as to each class of securities to be registered, pursuant to General Instruction II.E. of Form S-3.
(d) The amount registered, proposed maximum offering price per unit and the maximum aggregate offering price are exclusive of accrued interest and accumulated dividends, if any.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of BMS Ireland Capital Funding Designated Activity Company
Fee Rate	0.01381%
Offering Note

(3)	See note 1. Bristol-Myers Squibb Company may fully and unconditionally guarantee any series of Debt Securities issued by BMS Ireland Capital Funding Designated Activity Company under this registration statement. No separate consideration will be received for any guarantee of debt securities. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate registration fee will be paid in respect of such guarantees.